Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounts Receivable, Credit Loss Expense (Reversal)	$ 66,985	$ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	$ 49,583
Cash Discount on Sales	$ 24